UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington D.C.  20549

				  Form 13F

			   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:  ________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		New Century Investment Management, Incorporated
Address:	1 Towne Square, Suite 1690
		Southfield, Michigan 48076

Form 13F File Number: 028-13636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey D. Modell, Esq.
Title:		President and Portfolio Manager
Phone:		(248) 262-3140

Signature, Place, and Date of Signing:

/S/ Jeffrey D. Modell		Southfield, Michigan  	January 25, 2010
__________________________	______________________	________________
[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
			manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
			this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                                                                      Voting Authority
                                                                                                      --------------------------
                                  Title of              Value   Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                    Class      CUSIP      (x$1000)Prn Amt   Prn   Call  Dscretn ManagersSole    Shared  None
------------------------------    --------------------  ----------------  ---   ----  ------- --------------------------------
ABB LTD                           SPONS ADR  000375204       274   19686   SH           Sole                             19686
ABBOT LABS                        COM        002824100       254    5325   SH           Sole                              5325
AETNA INC NEW                     COM        00817Y108       275   11299   SH           Sole                             11299
AFLAC INC                         COM        001055102       563   29070   SH           Sole                             29070
AMERICAN PHYSICIANS CAPITAL IN    COM        028884104       262    6395   SH           Sole                              6395
AMERICAN TOWER CORP               CL A       029912201       899   29548   SH           Sole                             29548
AMPHENOL CORP NEW                 CL A       032095101       804   28204   SH           Sole                             28204
APACHE CORP                       COM        037411105       632    9867   SH           Sole                              9867
APOLLO GROUP INC                  CL A       037604105       864   11033   SH           Sole                             11033
APPLE INC                         COM        037833100      1614   15352   SH           Sole                             15352
BAXTER INTL INC                   COM        071813109      1922   37518   SH           Sole                             37518
BECTON DICKINSON & CO             COM        075887109      1425   21193   SH           Sole                             21193
BIG LOTS INC                      COM        089302103      1732   83327   SH           Sole                             83327
BLACKROCK INC                     COM        09247X101       323    2486   SH           Sole                              2486
BRINKS CO                         COM        109696104       538   20331   SH           Sole                             20331
BRINKS HOME SEC HLDGS INC         COM        109699108       463   20501   SH           Sole                             20501
BUCYRUS INTL INC NEW              COM        118759109       346   22810   SH           Sole                             22810
BUNGE LIMITED                     COM        G16962105       384    6772   SH           Sole                              6772
CHURCH & DWIGHT INC               COM        171340102       947   18132   SH           Sole                             18132
COACH INC                         COM        189754104       599   35850   SH           Sole                             35850
COCA COLA CO                      COM        191216100       953   21683   SH           Sole                             21683
COLGATE PALMOLIVE CO              COM        194162103       737   12500   SH           Sole                             12500
CORNING INC                       COM        219350105      1633  123074   SH           Sole                            123074
COVIDIEN LTD                      COM        G2552X108       224    6741   SH           Sole                              6741
CSX CORP                          COM        126408103      1306   50529   SH           Sole                             50529
DELTA AIRLINES INC DEL            COM NEW    247361702       960  170489   SH           Sole                            170489
EXELON CORP                       COM        30161N101       779   17173   SH           Sole                             17173
F M C CORP                        COM NEW    302491303      1101   25530   SH           Sole                             25530
FAMILY DLR STORES INC             COM        307000109      1489   44609   SH           Sole                             44609
GAMESTOP CORP NEW                 CL A       36467W109      1100   39269   SH           Sole                             39269
GENERAL MLS INC                   COM        370334104      1469   29447   SH           Sole                             29447
GENZYME CORP                      COM        372917104       271    4558   SH           Sole                              4558
GILEAD SCIENCES INC               COM        375558103      1606   34680   SH           Sole                             34680
GOLDMAN SACHS GROUP INC           COM        38141G104       416    3921   SH           Sole                              3921
GOOGLE INC                        CL A       38259P508      1307    3754   SH           Sole                              3754
HANSEN NAT CORP                   COM        411310105       257    7149   SH           Sole                              7149
HARRIS CORP DEL                   COM        413875105       878   30334   SH           Sole                             30334
HEWLETT PACKARD CO                COM        428236103      1694   52824   SH           Sole                             52824
HUDSON CITY BANCORP               COM        443683107      1212  103664   SH           Sole                            103664
INTERNATIONAL BUSINESS MACHS      COM        459200101      2232   23033   SH           Sole                             23033
JOHNSON & JOHNSON                 COM        478160104      1922   36543   SH           Sole                             36543
LOCKHEED MARTIN CORP              COM        539830109       969   14035   SH           Sole                             14035
MASSEY ENERGY CORP                COM        576206106       233   23056   SH           Sole                             23056
MASTERCARD INC                    CL A       57636Q104      2080   12417   SH           Sole                             12417
MCDONALDS CORP                    COM        580135101      2804   51380   SH           Sole                             51380
MEDCO HEALTH SOLUTIONS INC        COM        58405U102      1879   45458   SH           Sole                             45458
MEMC ELECTR MATLS INC             COM        552715104       816   49457   SH           Sole                             49457
METTLER TOLEDO INTERNATIONAL      COM        592688105       452    8800   SH           Sole                              8800
MICROSOFT CORP                    COM        594918104       813   44243   SH           Sole                             44243
MONSANTO CO NEW                   COM        61166W101      1782   21450   SH           Sole                             21450
MOSAIC CO                         COM        61945A107      1349   32127   SH           Sole                             32127
MURPHY OIL CORP                   COM        626717102      1223   27328   SH           Sole                             27328
NATIONAL OILWELL VARCO INC        COM        637071101      1360   47374   SH           Sole                             47374
NOBLE ENERGY INC                  COM        655044105       572   10614   SH           Sole                             10614
NORTHERN TR CORP                  COM        665859104      1301   21752   SH           Sole                             21752
NUCOR CORP                        COM        670346105       309    8100   SH           Sole                              8100
OCCIDENTAL PETE CORP DEL          COM        674599105      1222   21958   SH           Sole                             21958
PERRIGO CO                        COM        714290103      1706   68691   SH           Sole                             68691
PETROLEO BRASILEIRO SA - PETRO    SPONS ADR  71654V408       948   31120   SH           Sole                             31120
PHILIP MORRIS INTL INC            COM        718172109      1061   29824   SH           Sole                             29824
PROCTER & GAMBLE CO               COM        742718109       982   20851   SH           Sole                             20851
RAYTHEON CO                       COM NEW    755111507       971   24932   SH           Sole                             24932
SAIC INC                          COM        78390X101      1688   90390   SH           Sole                             90390
SCHLUMBERGER LTD                  COM        806857108       520   12793   SH           Sole                             12793
SCOTTS MIRACLE GRO CO             CL A       810186106       949   27357   SH           Sole                             27357
SHANDA INTERACTIVE ENTMT LTD      SPONS ADR  81941Q203      1738   43974   SH           Sole                             43974
STEEL DYNAMICS INC                COM        858119100       365   41442   SH           Sole                             41442
SUPERIOR ENERGY SVCS INC          COM        868157108       236   18291   SH           Sole                             18291
TEVA PHARMACEUTICAL INDS LTD      ADR        881624209      2261   50179   SH           Sole                             50179
THERMO FISHER SCIENTIFIC INC      COM        883556102      1668   46748   SH           Sole                             46748
TJX COS INC NEW                   COM        872540109       646   25180   SH           Sole                             25180
VARIAN MED SYS INC                COM        92220P105       631   20725   SH           Sole                             20725
WAL MART STORES INC               COM        931142103      1724   33087   SH           Sole                             33087
WESTERN DIGITAL CORP              COM        958102105       225   11654   SH           Sole                             11654
WILLIAMS COS INC DEL              COM        969457100       734   64484   SH           Sole                             64484

			   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0

Form 13F Information Table Entry Total:  	   75 DATA RECORDS

Form 13F Information Table Value Total:  	   76880 (thousands)

List of Other Included Managers:  NONE